Income Taxes - Gross rollforward of deferred income tax assets, net (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Gross rollforward of deferred income tax assets, net
Deferred income tax account at beginning of period	$ 12,317,531	$ 12,380,445
Statement of income credit	2,058,457	1,108,745
Credit (Charge) to Other Comprehensive Income and Shares Repurchased	336,689	(1,080,344)
Charged to retained earnings in connection with the adoption of new IFRS Standards	(921,420)
Loss on disposition of a Publishing business		(91,315)
Deferred income tax account at end of period	$ 13,791,257	$ 12,317,531